Goodwill And Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Carrying Amount of Goodwill [Table Text Block]	The carrying amount of goodwill was as follows:

Dollars in thousands	December 31,
	2012	2011
Goodwill	$267,750	$267,750
Goodwill from NCR Asset Acquisition	27,344	—
Total goodwill	$295,094	$267,750

Goodwill By Segment [Table Text Block]	The carrying amount of goodwill by segment was as follows:

Dollars in thousands	December 31,
	2012	2011
Redbox	$138,743	$111,399
Coin	156,351	156,351
New Ventures	—	—
Total goodwill	$295,094	$267,750

Gross Amount Of Other Intangible Assets And The Related Accumulated Amortization [Table Text Block]
The gross amount of our other intangible assets and the related accumulated amortization were as follows:

Dollars in thousands	Amortization Period	December 31,
		2012	2011
Retailer relationships	5-10 years	$53,344	$13,344
Accumulated amortization		(11,518)	(7,062)
		41,826	6,282
Other	1-40 years	9,404	1,890
Accumulated amortization		(2,261)	(1,339)
		7,143	551
Intangible assets, net		$48,969	$6,833

Schedule Of Amortization Of Intangible Assets [Table Text Block]
Amortization expense was as follows:

Dollars in thousands	Year Ended December 31,
	2012	2011	2010
Retailer relationships	$4,456	$2,457	$3,022
Other	922	283	283
Total amortization of intangible assets	$5,378	$2,740	$3,305

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
Expected future amortization is as follows:

Dollars in thousands	Retailer Relationships	Other
2013	$6,250	$1,234
2014	5,432	970
2015	4,012	940
2016	4,012	828
2017	4,012	806
Thereafter	18,108	2,365
Total expected amortization	$41,826	$7,143